Acquisitions and Disposition	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions and Disposition

Note 3 – Acquisitions and Disposition

Disposition of NCF Zhonghui Investment Management Co., Ltd. (“Zhonghui”) - In January 2018, Beijing Oriental sold Zhonghui for a total consideration of $nil (RMB 1) to Beijing NCF Baize Investment Services Co., Ltd, a third party. Zhonghui’s net liabilities in the amount of $163,116 has been eliminated from the Group’s combined and consolidated financial statements since the date of disposal. The Group recognized a gain of $163,116 from the disposal. The disposition did not qualify as a discontinued operation as it does not represent a strategic shift that has had a major impact on the Group’s operations or financial results.

2018 Insignificant Acquisitions

During the year ended December 31, 2018, the Group completed three insignificant acquisitions for a total consideration of approximately $1,659 (RMB11,428). These acquisitions generally enhance the breadth and depth of the Group’s online platforms and prepare the Group to provide for fintech services. The three insignificant acquisitions are:

1.	Xinzu (Beijing) Technology Co., Ltd.

2.	Shanghai NCF Puhui Business Consulting Co., Ltd.

3.	Shenzhen Yifang Yurong Financial Information Technology Service Co., Ltd.

Pro forma results of operations for the acquisitions have not been presented because they are not material to the combined and consolidated financial statements of the Group either individually or in the aggregate.